Capital Stock and Changes in Capital Accounts - Restricted Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	2,423,012	3,833,233	3,761,633
Granted	8,260,000	2,200,000	2,000,000
Vested	(1,168,363)	(3,610,221)	(1,928,400)
Non vested restricted common stock, ending balance	9,514,649	2,423,012	3,833,233
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 2.95	$ 3.63	$ 4.04
Weighted Average Grant Date Fair Value, Granted	2.85	2.72	2.99
Weighted Average Grant Date Fair Value, Vested	3.20	3.52	3.75
Weighted Average Grant Date Fair Value, ending balance	$ 2.83	$ 2.95	$ 3.63